Note 12 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Other Liabilities [Table Text Block]
	2017	2016
(Dollar amounts in thousands)
Accrued interest payable	$578	$395
Supplemental Executive Retirement Plan	1,427	1,125
Accrued salary expense	956	768
Other	1,546	843

Total	$4,507	$3,131